As filed with the Securities and Exchange Commission on January 19, 2010

Registration File No. 333-68114

811-10477

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 12	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 11	☒

(Check appropriate box or boxes.)

Southern Farm Bureau Life Variable Life Account

(Exact Name of Registrant)

Southern Farm Bureau Life Insurance Company

(Name of Depositor)

1401 Livingston Lane
Jackson, Mississippi 39213
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (601) 981-7422

Joseph A. Purvis, Esq. Southern Farm Bureau Life Insurance Company 1401 Livingston Lane Jackson, Mississippi 39213 (Name and Address of Agent for Service)	Copy to: Ann B. Furman, Esq. Jorden Burt LLP Suite 400 East 1025 Thomas Jefferson St., N. W. Washington, D. C. 20007-5208

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒  immediately upon filing pursuant to paragraph (b) of Rule 485.

☐  on (date) pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Adjustable Premium Variable Life Insurance Policy

EXPLANATORY NOTE

Southern Farm Bureau Life Insurance Company no longer offers to the public the adjustable premium variable life insurance policy described in the registration statement, SEC File No. 333-68114.  Registrant is filing this post-effective amendment solely to update information contained in Part C of the registration statement to reflect that, as of January 1, 2010, Southern Farm Bureau Fund Distributor, Inc. ceased serving as Registrant’s distributor and principal underwriter.  Except as specifically noted herein, the post-effective amendment is not intended to delete, amend, or supersede any other information contained in the registration statement.

PART C

OTHER INFORMATION

Item 26. Exhibits

1.    Board of Directors Resolutions.

(a)	Resolution of the Board of Directors of Southern Farm Bureau Life Insurance Company (the “Company”) establishing Southern Farm Bureau Life Variable Life Account (the “Account”)(3)

2.    Custodian Agreements. Not Applicable

3.    Underwriting Contracts. Not Applicable.

4.    Contracts.

(a)	Specimen Adjustable Premium Variable Life Insurance Policy(3)
(b)	Revised Specimen Adjustable Premium Variable Life Insurance Policy(4)(12)
(c)	Form of Waiver of Monthly Deductions Agreement(3)
(d)	Rider Providing Waiver of Monthly Deductions on Insured’s Total Disability(12)
(e)	Revised Rider Providing Waiver of Monthly Deductions on Insured’s Total Disability(12)
(f)	Form of Children’s Term Rider(3)
(g)	Children’s Term Insurance Rider(12)
(h)	Accelerated Benefit Rider(3)(14)

5.    Applications.

(a)	Application for Adjustable Premium Variable Life Insurance Policy(3)
(b)	Revised Application for Adjustable Premium Variable Life Insurance Policy(12)(13)

6.    Depositor’s Certificate of Incorporation and By-Laws.

(a)	Articles of Incorporation of the Company(1)
(b)	By-Laws of the Company(1)

7.    Reinsurance Contracts.

(a)	Reinsurance Agreement between Southern Farm Bureau Life Insurance Company and American United Life Insurance Company(7)
(b)	Reinsurance Agreement between Southern Farm Bureau Life Insurance Company and The Lincoln National Life Insurance Company(7)
(c)	Reinsurance Agreement between Southern Farm Bureau Life Insurance Company and Businessmen’s Assurance Company of America(7)

8.    Participation Agreements.

(a)	Participation Agreement for T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc.(2)
(b)	Amendment to Participation Agreement for T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc.(4)(10)(13)
(c)	Participation Agreement for Fidelity Variable Insurance Products Fund(2)
(d)	Participation Agreement for Fidelity Variable Insurance Products Fund II(2)
(e)	Participation Agreement for Fidelity Variable Insurance Products Fund III(2)
(f)	Amendment to Participation Agreement for Fidelity Variable Insurance Products Fund(4)(10)(13)
(g)	Amendment to Participation Agreement for Fidelity Variable Insurance Products Fund II(4)(10)(13)
(h)	Amendment to Participation Agreement for Fidelity Variable Insurance Products Fund III(4)(10)(13)
(i)	Participation Agreement for Franklin Templeton Variable Insurance Products Trust(13)
(j)	Rule 22c-2 Shareholder Information Agreement relating to T. Rowe Price Funds(11)

(k)	Rule 22c-2 Shareholder Information Agreement relating to Fidelity Variable Insurance Products Funds(11)
(l)	Amendment to Rule 22c Shareholder Information Agreement relating to Fidelity Variable Insurance Products Funds(14)
(m)	Rule 22c-2 Shareholder Information Agreement relating to Franklin Templeton Variable Insurance Products Trust(13)

9.    Administrative Contracts. Not Applicable.

10.  Other Material Contracts. Not Applicable.

11.  Legal Opinion.

Opinion and Consent of Joseph A. Purvis(14)

12.  Actuarial Opinion. Opinion and consent of Kenneth P. Johnston as to actuarial matters pertaining to the securities being registered(14)

13.  Calculations. Not Applicable.

14.  Other Opinions.

(a)	Consent of Jorden Burt LLP(14)
(b)	Consents of KPMG LLP(14)

15.  Omitted Financial Statements. Not Applicable.

16.  Initial Capital Agreements. Not Applicable.

17.  Redeemability Exemption. Issuance, transfer and redemption procedures memorandum.(5)(13)

18.  Powers of Attorney(3)(6)(8)(9)(10)(11)(13)(14)

(a)	Power of Attorney for J. Joseph Stroble(13)
(b)	Power of Attorney for Laurence E. Favreau(13)
(c)	Power of Attorney for Larry B. Wooten (13)
(d)	Power of Attorney for David M. Winkles, Jr.(13)
(e)	Power of Attorney for Ronald R. Anderson(13)
(f)	Power of Attorney for Gerald W. Long(14)
(g)	Power of Attorney for John Hendricks(14)
(h)	Power of Attorney for Kenneth Dierschke(13)
(i)	Power of Attorney for Ben M. Gramling, II(13)
(j)	Power of Attorney for John Hoblick(13)
(k)	Power of Attorney for Randy Veach(13)
(l)	Power of Attorney for Zippy Duvall(13)
(m)	Power of Attorney for Jim Harper(14)
(n)	Power of Attorney for Mark Edwin Haney(13)
(o)	Power of Attorney for Reggie Magee(13)
(p)	Power of Attorney for Wayne F. Pryor(13)
(q)	Power of Attorney for Rich Hillman (14)
(r)	Power of Attorney for Rick Roth(13)
(s)	Power of Attorney for David Waide(13)
(t)	Power of Attorney for Bobby Nedbalek(13)
(u)	Power of Attorney for Edward Scharer(13)
(v)	Power of Attorney for J. M. Wright, Jr.(13)
(w)	Power of Attorney for Joseph A. Purvis(13)

(1)   Incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-79865; 811-09371) filed with the Securities and Exchange Commission on June 3, 1999.

(2)   Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-79865; 811-09371) filed with the Securities and Exchange Commission on October 12, 1999.

(3)   Incorporated herein by reference to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on August 22, 2001.

(4)   Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on January 25, 2002.

(5)   Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on May 8, 2002.

(6)   Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on February 27, 2003.

(7)   Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on May 1, 2003.

(8)   Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on April 30, 2004.

(9)   Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on February 25, 2005.

(10) Incorporated herein by reference to the Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on April 28, 2006.

(11) Incorporated herein by reference to the Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on April 27, 2007.

(12) Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on February 22, 2008.

(13) Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on April 25, 2008.

(14) Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on April 30, 2009.

Item 27. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Ronald R. Anderson	Director
Gerald W. Long	Director
John Hendricks	Director
Kenneth Dierschke	Director
Ben M. Gramling, II	Director
John Hoblick	Director
Randy Veach	Director
Zippy Duvall	Director
Jim Harper	Director
Mark Edwin Haney	Director
Reggie Magee	Director
Wayne F. Pryor	Director
Rich Hillman	Director
Rick Roth	Director
David Waide	Director
Bobby Nedbalek	Director

Name and Principal Business Address*	Position and Offices with Depositor
Edward Scharer	Director
J.M. Wright, Jr.	Director
Larry B. Wooten	Chairman of the Board and President
David M. Winkles, Jr.	First Vice President and Director
J. Joseph Stroble	Executive Vice President, C.E.O.
Laurence E. Favreau	Senior Vice President, C.F.O.
Gino Gianfrancesco	Senior Vice President, Marketing
Randy Johns	Senior Vice President, Policy Administration and Assistant Secretary
Sherrell Ballard	Vice President, Information Systems
Denny Blaylock	Vice President, Underwriting
David N. Duddleston, M.D.	Vice President, Medical Director
Richard G. Fielding	Vice President, Chief Actuary
Philip R. Hogue	Vice President, Realty Investments
Kenneth P. Johnston	Vice President, Product Development
Lusby Brown	Vice President, Chief Investment Officer
Joseph A. Purvis	Senior Vice President, General Counsel and Secretary
E.J. “Bubby” Trosclair	Vice President, Agency
Robert E. Ward, Jr.	Vice President, Controller
Billy Sims	Vice President, Human Resources
Glen Castle	Vice President, Group, Pension and Variable Product Administration
Perry McGaugh	Vice President, Legal
Shelia R. Hudson	Vice President, Internal Auditing

*      The principal business address for each officer and director is 1401 Livingston Lane Jackson, Mississippi 39213.

Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Arkansas Farm Bureau Investment Corporation, Florida Farm Bureau Holding Corporation, Georgia Farm Bureau Federation Holding Co. Inc., Kentucky Farm Bureau Investment Corporation, Louisiana Farm Bureau Investment Corporation, Mississippi Farm Bureau Investment Corporation, North Carolina Farm Bureau Investment Corporation, South Carolina Farm Bureau Investment Corporation, Texas Farm Bureau Investment

Corporation and Virginia Farm Bureau Holding Corporation. The Company and its affiliates are described more fully in the prospectus included in this registration statement. An organizational chart is set forth below.

Name	Jurisdiction	Percent Of Voting Securities Owned
Arkansas Farm Bureau Investment Corporation	Arkansas	Controlling interest owned by Arkansas Farm Bureau Federation
Florida Farm Bureau Holding Corporation	Florida	Controlling interest owned by Florida Farm Bureau Federation
Georgia Farm Bureau Federation Holding Co., Inc.	Georgia	Controlling interest owned by Georgia Farm Bureau Federation
Kentucky Farm Bureau Investment Corporation	Kentucky	Controlling Interest owned by Kentucky Farm Bureau Federation
Louisiana Farm Bureau Investment Corporation	Louisiana	Controlling Interest owned by Louisiana Farm Bureau Federation
Mississippi Farm Bureau Investment Corporation	Mississippi	Controlling Interest Owned by Mississippi Farm Bureau Federation
North Carolina Farm Bureau Investment Corporation	North Carolina	Controlling Interest Owned by North Carolina Farm Bureau Federation
South Carolina Farm Bureau Investment Corporation	South Carolina	Controlling Interest Owned by South Carolina Farm Bureau Federation
Texas Farm Bureau Investment Corporation	Texas	Controlling Interest Owned by Texas Farm Bureau
Virginia Farm Bureau Holding Corporation	Virginia	Controlling Interest Owned by Virginia Farm Bureau Federation
Southern Farm Bureau Life Insurance Company	Mississippi

10% of voting securities owned by each of the following:

- Arkansas Farm Bureau Investment Corporation

- Florida Farm Bureau Holding Corporation

- Georgia Farm Bureau Federation Holding Co., Inc.

- Kentucky Farm Bureau Investment Corporation

- Louisiana Farm Bureau Investment Corporation

- Mississippi Farm Bureau Investment Corporation

- North Carolina Farm Bureau Investment Corporation

- South Carolina Farm Bureau Investment Corporation

- Texas Farm Bureau Investment Corporation

- Virginia Farm Bureau Holding Corporation

Southern Capital Life Insurance Company	Mississippi	Ownership of all voting securities by Southern Farm Bureau Life Insurance Company

Name	Jurisdiction	Percent Of Voting Securities Owned
Oakwood Holdings, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Baycastle Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.
Annandale Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.
Cypress Lake Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.
MR Properties, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Knoxville-Kingston, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Hou-Hempstead, LLC	Texas	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Baton Rouge-Perkins, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Destin-Poinciana, LLC	Florida	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Pearl-Hwy 80, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Lafayette-Pinhook, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
New Orleans-Baronne, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Knoxville-Maynardville, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Covington-Holiday, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Ft. Lauderdale-Broward, LLC	Florida	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Chattanooga-Lee, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Jackson-Old Canton, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Jackson-Echelon, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Name	Jurisdiction	Percent Of Voting Securities Owned
Memphis-Colony, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Hudson-Hwy 321, LLC	North Carolina	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Waldwick-North, LLC	New Jersey	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Westwood Alpha Limited Partnership	Virginia	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner
Southern Capital Brokerage Company, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Item 29. Indemnification

The By-Laws of Southern Farm Bureau Life Insurance Company provide, in part in Article XII, as follows:

ARTICLE XII

INDEMNIFICATION OF DIRECTORS AND OFFICERS

The Company shall indemnify to the maximum extent allowed by Mississippi law, any director or officer thereof, who is made party to any suit or proceeding because he is or was a director or officer, provided that the director or officer has met the standard of conduct set out in Mississippi Code of 1972 Annotated Section 79-4-8.51(a-d), and indemnification is not otherwise provided for by any insurance coverage available to such director or officer. Any question as to whether a director or officer has met the applicable standard of conduct will be determined by an independent special legal counsel selected by the Board of Directors.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Other Activity. Not Applicable.

(b) Management. Not Applicable.

(c) Compensation From the Registrant.  As of January 1, 2010, Southern Farm Bureau Fund Distributor, Inc. ceased serving as distributor and principal underwriter for the Registrant.  The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during Registrant’s fiscal year ended December 31, 2008.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Other Compensation

Southern Farm Bureau Fund Distributor, Inc.	$493,331	N/A	N/A	$20,102*

*    Southern Farm Bureau Fund Distributor, Inc. received compensation from the Company for underwriting and distribution services in an amount equal to 0.50% of premiums paid and received under Policies sold.

Item 31. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1401 Livingston Lane, Jackson, Mississippi 39213.

Item 32. Management Services

All management contracts are discussed in Part A or Part B.

Item 33. Fee Representation

Southern Farm Bureau Life Insurance Company represents that the aggregate fees and charges deducted under the Policy and the Original Policy, respectively, as described in this Registration Statement, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Southern Farm Bureau Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Southern Farm Bureau Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jackson, and State of Mississippi, on the 18th day of January, 2010.

SOUTHERN FARM BUREAU LIFE VARIABLE LIFE ACCOUNT (REGISTRANT)

By:	/s/ J. JOSEPH STROBLE
J. Joseph Stroble
Executive Vice President
and Chief Executive Officer
Southern Farm Bureau Life
Insurance Company

BY:	SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ J. JOSEPH STROBLE
J. Joseph Stroble
Executive Vice President
and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ J. JOSEPH STROBLE	Executive Vice President, Chief Executive Officer (Principal Executive Officer)	January 18, 2010
J. Joseph Stroble

/s/ LAURENCE E. FAVREAU	Senior Vice President, Chief Financial Officer (Principal Financial Officer)	January 18, 2010
Laurence E. Favreau

/s/ *	President and Chairman of the Board	January 18, 2010
Larry B. Wooten

/s/ *	First Vice President and Director	January 18, 2010
David M. Winkles, Jr.

/s/ *	Director	January 18, 2010
Ronald R. Anderson

/s/ *	Director	January 18, 2010
Gerald W. Long

Signature	Title	Date

/s/ *	Director	January 18, 2010
John Hendricks

/s/ *	Director	January 18, 2010
Kenneth Dierschke

/s/ *	Director	January 18, 2010
Ben M. Gramling, II

/s/ *	Director	January 18, 2010
John Hoblick

/s/ *	Director	January 18, 2010
Randy Veach

/s/ *	Director	January 18, 2010
Zippy Duvall

/s/ *	Director	January 18, 2010
Jim Harper

/s/ *	Director	January 18, 2010
Mark Edwin Haney

/s/ *	Director	January 18, 2010
Reggie Magee

/s/ *	Director	January 18, 2010
Wayne F. Pryor

/s/ *	Director	January 18, 2010
Rich Hillman

/s/ *	Director	January 18, 2010
Rick Roth

/s/ *	Director	January 18, 2010
David Waide

/s/ *	Director	January 18, 2010
Bobby Nedbalek

	Signature	Title	Date

/s/ *		Director	January 18, 2010
Edward Scharer

/s/ *		Director	January 18, 2010
J.M. Wright, Jr.

*By:	/s/ Joseph A. Purvis	January 18, 2010
Joseph A. Purvis,
Pursuant to Power of Attorney